Annual Total Returns - Fidelity ZERO Extended Market Index Fund [BarChart] - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-07 - Fidelity ZERO Extended Market Index Fund
Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 13, 2018
Fidelity ZERO Extended Market Index Fund
Bar Chart Table:
Annual Return 2019	26.51%
Annual Return 2020	16.59%
Annual Return 2021	21.46%